Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Franklin Tactical Opportunities Portfolio

(the “Portfolio”)

Supplement dated August 22, 2022 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2022, as supplemented and amended to date

Thomas Picciochi, a portfolio manager with Franklin Advisers, Inc. (“Franklin”) has retired and is no longer a member of the Portfolio’s portfolio management team. Accordingly, effective immediately, all references to Mr. Picciochi are hereby deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-FTO1.1 (8/22)